                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21879

               Oppenheimer Rochester Massachusetts Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                      Date of reporting period: 12/31/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

 Principal
  Amount                                                                   Coupon     Maturity        Value
-----------                                                              ---------   ----------   ------------
Municipal Bonds and Notes--114.4%
Massachusetts--76.0%
$   500,000   Berkshire, MA Power Cooperative Corp.(1)                     5.250%    07/01/2027   $    497,815
    140,000   Boston, MA Industrial Devel. Financing Authority
              (Crosstown Center Hotel)                                     6.500     09/01/2035         64,686
     25,000   Boston, MA Industrial Devel. Financing Authority
              (Springhouse)(1)                                             5.875     07/01/2018         24,051
    500,000   Lynn, MA Hsg. Authority & Neighborhood Devel.
              (Custodial Receipts)(1)                                      6.000     10/01/2030        476,620
    500,000   MA Dept. of Transportation (Metropolitan Highway
              System)(1)                                                   5.000     01/01/2032        487,315
     70,000   MA Devel. Finance Agency (Applewild School)(1)               5.750     08/01/2029         61,370
     80,000   MA Devel. Finance Agency (Assumption College)                5.750     03/01/2020         80,762
  1,755,000   MA Devel. Finance Agency (Boston Architectural
              College)(1)                                                  5.000     01/01/2027      1,379,026
  1,750,000   MA Devel. Finance Agency (Boston Architectural
              College)(1)                                                  5.000     01/01/2037      1,241,958
      5,000   MA Devel. Finance Agency (Boston Biomedical
              Research)(1)                                                 5.650     02/01/2019          4,780
    160,000   MA Devel. Finance Agency (Boston Biomedical
              Research)(1)                                                 5.750     02/01/2029        145,909
  1,000,000   MA Devel. Finance Agency (Boston University)(1)              5.600     10/01/2035      1,012,320
    250,000   MA Devel. Finance Agency (Brandeis University)(1)            5.000     10/01/2040        233,505
    290,000   MA Devel. Finance Agency (Curry College)(1)                  5.000     03/01/2035        249,270
  1,130,000   MA Devel. Finance Agency (Curry College)(1)                  5.000     03/01/2036        967,178
     10,000   MA Devel. Finance Agency (Curry College)(1)                  5.375     03/01/2019         10,005
    480,000   MA Devel. Finance Agency (Curry College)(1)                  6.000     03/01/2031        479,914
    500,000   MA Devel. Finance Agency (Dominion Energy Brayton
              Point)(1)                                                    5.750     12/01/2042        533,865
    350,000   MA Devel. Finance Agency (Eastern Nazarene College)(1)       5.625     04/01/2029        306,999
    750,000   MA Devel. Finance Agency (Emerson College)(1)                5.500     01/01/2030        753,698
     20,000   MA Devel. Finance Agency (Evergreen Center)(1)               5.000     01/01/2024         17,299
    250,000   MA Devel. Finance Agency (Evergreen Center)(1)               5.500     01/01/2035        212,590
    500,000   MA Devel. Finance Agency (Foxborough Regional Charter
              School)(1)                                                   7.000     07/01/2042        511,120
     25,000   MA Devel. Finance Agency (Franklin W. Olin College of
              Engineering)(1)                                              5.250     07/01/2033         24,388
  1,500,000   MA Devel. Finance Agency (Groves-Lincoln Senior Living
              Facility)(1)                                                 7.500     06/01/2029      1,527,045
    500,000   MA Devel. Finance Agency (Groves-Lincoln Senior Living
              Facility)(1)                                                 7.875     06/01/2044        512,685
     30,000   MA Devel. Finance Agency (Hampshire College)(1)              5.625     10/01/2024         29,205
    100,000   MA Devel. Finance Agency (Landmark School)(1)                5.250     06/01/2029        100,293
  2,000,000   MA Devel. Finance Agency (Linden Ponds)(1)                   5.750     11/15/2042      1,354,460
    305,000   MA Devel. Finance Agency (Loomis House/Loomis
              Communities Obligated Group)(1)                              5.750     07/01/2023        286,868
     10,000   MA Devel. Finance Agency (May Institute)(1)                  5.600     09/01/2012          9,873


             1 | Oppenheimer Rochester Massachusetts Municipal Fund

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

 Principal
  Amount                                                                   Coupon     Maturity        Value
-----------                                                              ---------   ----------   ------------
$   200,000   MA Devel. Finance Agency (May Institute)(1)                  5.750%    09/01/2029   $    170,948
  1,315,000   MA Devel. Finance Agency (Nichols College)(1)                6.000     10/01/2024      1,290,751
  1,025,000   MA Devel. Finance Agency (Ogden Haverhill)(1)                5.500     12/01/2019      1,025,472
    400,000   MA Devel. Finance Agency (Orchard Cove)(1)                   5.250     10/01/2037        293,444
    320,000   MA Devel. Finance Agency (Pacific Rim Charter Public
              School)(1)                                                   5.125     06/01/2031        266,208
    130,000   MA Devel. Finance Agency (Regis College)(1)                  5.250     10/01/2018        123,166
    500,000   MA Devel. Finance Agency (Seven Hills Foundation &
              Affiliates)(1)                                               5.000     09/01/2035        389,085
    500,000   MA Devel. Finance Agency (Suffolk University)(1)             5.125     07/01/2040        441,080
     65,000   MA Devel. Finance Agency (The Wheeler School)(1)             6.250     12/01/2019         65,087
    415,000   MA Devel. Finance Agency (VOA Ayer)(1)                       6.200     02/20/2046        419,864
  1,000,000   MA Devel. Finance Agency (VOA Concord)(1)                    5.200     11/01/2041        674,120
  1,015,000   MA Devel. Finance Agency (Wheelock College)(1)               5.250     10/01/2037        898,163
  4,975,000   MA Educational Financing Authority, Series H(2)              6.350     01/01/2030      5,127,833
    500,000   MA H&EFA (Baystate Medical Center)(1)                        5.500     07/01/2028        508,825
    100,000   MA H&EFA (Berkshire Community College Foundation)(1)         5.000     10/01/2013        100,048
     65,000   MA H&EFA (Beverly Hospital Corp.)(1)                         5.250     07/01/2023         64,355
  1,000,000   MA H&EFA (Boston Medical Center)(1)                          5.250     07/01/2038        847,550
     25,000   MA H&EFA (Cape Cod Healthcare)(1)                            5.450     11/15/2023         23,436
  1,050,000   MA H&EFA (Caregroup)(1)                                      5.125     07/01/2038        968,027
     45,000   MA H&EFA (Caregroup/Beth Israel Deaconess Medical
              Center Obligated Group)(1)                                   5.000     07/01/2025         42,902
    865,000   MA H&EFA (Catholic Health East)(1)                           6.250     11/15/2032        910,957
    500,000   MA H&EFA (Children's Hospital)(1)                            5.250     12/01/2039        503,160
    500,000   MA H&EFA (Covenant Health System/Surgical Center at
              St. Joseph Hospital Obligated Group)(1)                      5.000     07/01/2031        454,625
    280,000   MA H&EFA (East Concord Medical Foundation)(1)                6.450     03/01/2020        267,943
     25,000   MA H&EFA (Emerson Hospital)(1)                               5.000     08/15/2035         19,312
  1,330,000   MA H&EFA (Fisher College)(1)                                 5.125     04/01/2030      1,141,074
     25,000   MA H&EFA (Fisher College)(1)                                 5.125     04/01/2037         20,533
     20,000   MA H&EFA (Hallmark Health System)(1)                         5.000     07/01/2014         20,039
     60,000   MA H&EFA (Hallmark Heath System)(1)                          5.000     07/01/2021         60,022
      5,000   MA H&EFA (Harvard Pilgrim Health Care)(1)                    5.000     07/01/2028          4,778
     10,000   MA H&EFA (Healthcare System-Covenant)(1)                     6.000     07/01/2031         10,082
    205,000   MA H&EFA (Holyoke Hospital)(1)                               6.500     07/01/2015        189,922
    150,000   MA H&EFA (Jordan Hospital)(1)                                5.250     10/01/2023        128,648
     50,000   MA H&EFA (Jordan Hospital)(1)                                5.375     10/01/2028         41,721
     15,000   MA H&EFA (Lasell College)(1)                                 5.400     07/01/2014         14,948
    750,000   MA H&EFA (Lowell General Hospital)(1)                        5.125     07/01/2035        684,225
     25,000   MA H&EFA (MWRH Corp./Tri-County Medical
              Associates/Milford-Whitinsville Regional Hospital
              Obligated Group)(1)                                          5.750     07/15/2013         25,035
     10,000   MA H&EFA (New England Health)(1)                             5.200     08/01/2028          8,763
     80,000   MA H&EFA (New England Health)(1)                             5.500     08/01/2014         80,090


             2 | Oppenheimer Rochester Massachusetts Municipal Fund

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

 Principal
  Amount                                                                   Coupon     Maturity        Value
-----------                                                              ---------   ----------   ------------
$   700,000   MA H&EFA (Nichols College)(1)                                6.000%    10/01/2017   $    704,977
    200,000   MA H&EFA (Nichols College)(1)                                6.125     10/01/2029        194,870
    750,000   MA H&EFA (Partners Healthcare System)(1)                     5.000     07/01/2034        736,778
    500,000   MA H&EFA (Partners Healthcare System)(1)                     5.250     07/01/2029        500,560
    555,000   MA H&EFA (Saints Memorial Medical Center)(1)                 6.000     10/01/2023        450,388
    300,000   MA H&EFA (Southcoast Health Obligated Group)(1)              5.000     07/01/2039        277,323
     25,000   MA H&EFA (Springfield College)(1)                            5.250     10/15/2033         22,377
    500,000   MA H&EFA (Springfield College)(1)                            5.500     10/15/2031        499,340
    500,000   MA H&EFA (Suffolk University)(1)                             6.250     07/01/2030        517,645
    860,000   MA H&EFA (Tufts Medical Center)(1)                           5.000     05/15/2022        826,967
     25,000   MA H&EFA (UMass Memorial Health Care/UMass Memorial
              Medical Center Obligated Group)(1)                           5.000     07/01/2028         22,565
    215,000   MA H&EFA (VC/TC/FRS/VCS Obligated Group)(1)                  5.300     11/15/2028        185,498
  1,000,000   MA HEFA (Simmons College)(1)                                 8.000     10/01/2039      1,110,180
     10,000   MA HFA(1)                                                    5.200     07/01/2018         10,001
    465,000   MA HFA (Single Family)(1)                                    5.000     12/01/2031        433,017
     50,000   MA HFA (Single Family)(1)                                    5.500     12/01/2024         50,864
    400,000   MA HFA, Series 132(1)                                        5.375     12/01/2027        402,460
  2,250,000   MA HFA, Series A(1)                                          5.300     06/01/2049      2,014,470
     50,000   MA HFA, Series A                                             5.375     06/01/2016         50,012
      5,000   MA HFA, Series A(1)                                          5.500     07/01/2030          4,682
  1,700,000   MA HFA, Series A(1)                                          5.500     07/01/2040      1,365,814
     55,000   MA HFA, Series A(1)                                          5.550     07/01/2032         54,119
     65,000   MA HFA, Series A(1)                                          5.800     07/01/2030         63,082
     25,000   MA HFA, Series A                                             6.125     12/01/2011         25,079
    750,000   MA HFA, Series B(1)                                          5.250     12/01/2030        711,795
    220,000   MA HFA, Series B(1)                                          5.400     12/01/2028        212,161
    500,000   MA HFA, Series B(1)                                          5.500     06/01/2041        465,865
    270,000   MA HFA, Series B(1)                                          5.550     07/01/2040        247,728
    500,000   MA HFA, Series C(1)                                          5.300     12/01/2037        466,765
    500,000   MA HFA, Series C(1)                                          5.350     12/01/2042        457,315
    750,000   MA HFA, Series C(1)                                          5.350     12/01/2049        721,755
    500,000   MA HFA, Series C(1)                                          5.400     12/01/2049        451,535
     50,000   MA HFA, Series E(1)                                          5.200     12/01/2034         46,204
     10,000   MA HFA, Series P(1)                                          5.000     12/01/2023          9,813
     15,000   MA HFA, Series P(1)                                          5.200     12/01/2045         13,293
     25,000   MA Industrial Finance Agency (Arbors at Taunton)(1)          5.300     06/20/2019         25,096
    105,000   MA Industrial Finance Agency (Arbors at Taunton)(1)          5.500     06/20/2040         99,092
    615,000   MA Industrial Finance Agency (Avon Associates)(1)            5.375     04/01/2020        615,289
     40,000   MA Industrial Finance Agency (Berkshire Retirement
              Community)(1)                                                6.625     07/01/2016         40,056
    100,000   MA Industrial Finance Agency (Cambridge Friends
              School)(1)                                                   5.800     09/01/2028         87,563
    155,000   MA Industrial Finance Agency (Chelsea Jewish Nursing
              Home)(1)                                                     6.500     08/01/2037        157,533


             3 | Oppenheimer Rochester Massachusetts Municipal Fund

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

 Principal
  Amount                                                                   Coupon     Maturity        Value
-----------                                                              ---------   ----------   ------------
$   495,000   MA Industrial Finance Agency (Massachusetts American
              Water Company)(1)                                            6.900%    12/01/2029   $    494,951
    130,000   MA Industrial Finance Agency (Ogden Haverhill
              Associates)(1)                                               5.450     12/01/2012        130,139
     30,000   MA Industrial Finance Agency (Ogden Haverhill
              Associates)(1)                                               5.600     12/01/2019         30,062
    775,000   MA Industrial Finance Agency (Shed)(1)                       7.250     09/01/2017        706,335
    125,000   MA Industrial Finance Agency (St. John's High
              School)(1)                                                   5.350     06/01/2028        116,415
    625,000   MA Industrial Finance Agency (St. John's High
              School)(1)                                                   5.700     06/01/2018        625,588
    500,000   MA Port Authority (Bosfuel Corp.)(1)                         5.000     07/01/2038        435,175
    120,000   MA Port Authority (Delta Air Lines)                          5.000     01/01/2021        100,952
  1,130,000   MA Port Authority (Delta Air Lines)                          5.000     01/01/2027        885,943
     30,000   MA Port Authority (Delta Air Lines)                          5.200     01/01/2020         26,058
     15,000   MA Port Authority (US Airways)(1)                            5.625     09/01/2011         14,907
    500,000   MA Port Authority (US Airways)(1)                            5.750     09/01/2016        470,450
    340,000   MA Port Authority (US Airways)(1)                            5.875     09/01/2023        307,411
     25,000   MA Port Authority (US Airways)(1)                            6.000     09/01/2021         22,863
      5,000   MA Water Pollution Abatement Trust(1)                        5.125     02/01/2031          5,015
      5,000   MA Water Pollution Abatement Trust(1)                        5.375     08/01/2027          5,013
  1,000,000   MI Hsg. Devel. Authority, Series C(1)                        5.000     12/01/2030        937,600
     20,000   Wayland, MA GO(1)                                            5.000     09/15/2011         20,074
    150,000   Worcester, MA GO(1)                                          5.700     08/01/2013        150,398
                                                                                                  ------------
                                                                                                    52,760,388
U.S. Possessions--38.4%
    400,000   Guam GO(1)                                                   6.750     11/15/2029        428,896
    600,000   Guam GO(1)                                                   7.000     11/15/2039        650,802
    250,000   Guam Government Waterworks Authority & Wastewater
              System(1)                                                    5.875     07/01/2035        243,763
  1,000,000   Guam Tobacco Settlement Economic Devel. & Commerce
              Authority (TASC)(1)                                          5.625     06/01/2047        866,090
  1,000,000   Guam Tobacco Settlement Economic Devel. & Commerce
              Authority (TASC)                                             7.324(3)  06/01/2057          8,920
     50,000   Puerto Rico Aqueduct & Sewer Authority(1)                    6.000     07/01/2038         50,300
  3,500,000   Puerto Rico Aqueduct & Sewer Authority(1)                    6.000     07/01/2044      3,512,565
    835,000   Puerto Rico Children's Trust Fund (TASC)(1)                  5.375     05/15/2033        784,817
    220,000   Puerto Rico Children's Trust Fund (TASC)(1)                  5.500     05/15/2039        194,223
  1,075,000   Puerto Rico Children's Trust Fund (TASC)(1)                  5.625     05/15/2043        948,440
 56,555,000   Puerto Rico Children's Trust Fund (TASC)                     6.549(3)  05/15/2050      1,292,847
 39,500,000   Puerto Rico Children's Trust Fund (TASC)                     7.625(3)  05/15/2057        370,115
 12,000,000   Puerto Rico Children's Trust Fund (TASC)                     8.101(3)  05/15/2055        137,520
    260,000   Puerto Rico Commonwealth GO(1)                               5.375     07/01/2033        248,095
    250,000   Puerto Rico Commonwealth GO(1)                               5.625     07/01/2019        250,130
    750,000   Puerto Rico Commonwealth GO(1)                               6.500     07/01/2037        804,060
    250,000   Puerto Rico Highway & Transportation Authority               5.300     07/01/2035        234,068
    530,000   Puerto Rico IMEPCF (American Airlines)                       6.450     12/01/2025        482,841


             4 | Oppenheimer Rochester Massachusetts Municipal Fund

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

 Principal
  Amount                                                                   Coupon     Maturity        Value
-----------                                                              ---------   ----------   ------------
$   500,000   Puerto Rico Infrastructure(1)                                5.000%    07/01/2046   $    446,255
    120,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                 5.600     10/01/2014        118,595
    705,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                 6.250     10/01/2024        673,346
  1,770,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                 6.500     10/01/2037      1,613,886
     75,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo)(1)              5.500     07/01/2026         70,529
  2,310,000   Puerto Rico Port Authority (American Airlines), Series A     6.250     06/01/2026      2,001,176
    105,000   Puerto Rico Port Authority (American Airlines), Series A     6.300     06/01/2023         92,989
  1,000,000   Puerto Rico Public Buildings Authority(1)                    6.500     07/01/2030      1,057,440
  1,665,000   Puerto Rico Public Buildings Authority(1)                    6.750     07/01/2036      1,773,425
    500,000   Puerto Rico Public Buildings Authority(1)                    7.000     07/01/2025        540,470
    500,000   Puerto Rico Sales Tax Financing Corp., Series A(1)           5.750     08/01/2037        505,030
  1,000,000   Puerto Rico Sales Tax Financing Corp., Series A              6.160(3)  08/01/2034        216,730
  2,150,000   Puerto Rico Sales Tax Financing Corp., Series A(1)           6.500     08/01/2044      2,329,052
  1,000,000   Puerto Rico Sales Tax Financing Corp., Series C(1)           0.000(4)  08/01/2032        789,540
    500,000   Puerto Rico Sales Tax Financing Corp., Series C(1)           5.750     08/01/2057        517,210
    250,000   Puerto Rico Sales Tax Financing Corp., Series C(1)           6.000     08/01/2039        256,020
  1,000,000   Puerto Rico Sales Tax Financing Corp., Series C(1)           6.000     08/01/2042      1,022,130
    215,000   V.I. Public Finance Authority (Hovensa Refinery)(1)          6.125     07/01/2022        212,992
    500,000   V.I. Public Finance Authority (Matching Fund Loan
              Note)(1)                                                     5.000     10/01/2029        467,605
     25,000   V.I. Tobacco Settlement Financing Corp. (TASC)(1)            5.000     05/15/2021         23,290
    500,000   V.I. Water & Power Authority, Series A(1)                    5.000     07/01/2031        459,118
                                                                                                  ------------
                                                                                                    26,695,320
                                                                                                  ------------
Total Investments, at Value (Cost $86,656,985)-114.4%                                               79,455,708
Liabilities in Excess of Other Assets-(14.4)                                                        (9,973,345)
                                                                                                  ------------
Net Assets-100.0%                                                                                 $ 69,482,363
                                                                                                  ============

Footnotes to Statement of Investments

(1.) All or a portion of the security position has been segregated for collateral to cover borrowings.

(2.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See accompanying Notes.

(3.) Zero coupon bond reflects effective yield on the date of purchase.

(4.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.


             5 | Oppenheimer Rochester Massachusetts Municipal Fund

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of December 31, 2010 based on valuation input level:

                                 LEVEL 1--           LEVEL 2--          LEVEL 3--
                            UNADJUSTED QUOTED   OTHER SIGNIFICANT      SIGNIFICANT
                                  PRICES        OBSERVABLE INPUTS   UNOBSERVABLE INPUTS      VALUE
                            -----------------   -----------------   -------------------   -----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   Massachusetts                   $--              $52,760,388             $--           $52,760,388
   U.S. Possessions                 --               26,695,320              --            26,695,320
                                   ---              -----------             ---           -----------
Total Assets                       $--              $79,455,708             $--           $79,455,708
                                   ===              ===========             ===           ===========

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

FRS       Family Rehabilitation Services (Hancock Manor)
GO        General Obligation
H&EFA     Health and Educational Facilities Authority
HEFA      Higher Education Facilities Authority
HFA       Housing Finance Agency
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
ROLs      Residual Option Longs
TASC      Tobacco Settlement Asset-Backed Bonds
TC        Travis Corp. (People Care)
UMass     University of Massachusetts
V.I.      United States Virgin Islands
VC        VinFen Corp.
VCS       VinFen Clinical Services

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.


             6 | Oppenheimer Rochester Massachusetts Municipal Fund

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $3,955,000 as of December 31, 2010.


             7 | Oppenheimer Rochester Massachusetts Municipal Fund

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At December 31, 2010, municipal bond holdings with a value of $5,127,833 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $3,955,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At December 31, 2010, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                    COUPON    MATURITY
  AMOUNT     INVERSE FLOATER(1)                              RATE (2)     DATE        VALUE
----------   ---------------------------------------------   --------   --------   ----------
$1,095,000   MA Educational Financing Authority ROLs(3)        9.819%    1/1/30    $1,172,833

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 6 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2010, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $3,955,000.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.


             8 | Oppenheimer Rochester Massachusetts Municipal Fund

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $82,754,496(1)
                                 ===========
Gross unrealized appreciation    $ 1,431,875
Gross unrealized depreciation     (8,652,679)
                                 -----------
Net unrealized depreciation      $(7,220,804)
                                 ===========

(1.) The Federal tax cost of securities does not include cost of $3,922,016, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.


             9 | Oppenheimer Rochester Massachusetts Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Massachusetts Municipal Fund


By: /s/ William F. Glavin, Jr.
    --------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    --------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2011


By: /s/ Brian W. Wixted
    --------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/08/2011